Goodwill (details) - Total Intangibles (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets disclosure
Total other intangible assets, gross carrying amount	$ 878	$ 862
Total other intangible assets, accumulated amortization	527	481
Total other intangible assets, net	$ 351	$ 381